Notes to the Consolidated Statements of Financial Position - Schedule of Trade and Other Payables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Accrued liabilities from R&D projects	€ 6,609,925	€ 4,414,142
Accrued liabilities from commercial activities	69,250	1,400,382
Accounts payable	3,413,064	5,102,700
Other accrued liabilities and payables	1,603,538	3,942,909
Total trade and other payables	€ 11,695,777	€ 14,860,134